UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-2715

Exact name of registrant as specified in charter:      Delaware Group State
                                                       Tax-Free Income Trust

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 David F. Connor, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               August 31

Date of reporting period:                              November 30, 2006

Item 1.  Schedule of Investments.

Schedule of Investments (Unaudited)


Delaware Tax-Free Pennsylvania Fund

November 30, 2006


                                                                                                    Principal          Market
                                                                                                    Amount             Value
Municipal Bonds - 102.14%

Corporate-Backed Revenue Bonds - 12.46%
Allegheny County Industrial Development Authority Environmental Improvement Revenue
     (USX Corp. Project) 5.50% 12/1/29                                                              $13,000,000        $13,542,620
Beaver County Industrial Development Authority Pollution Control Revenue
     (Atlantic Richfield Project) 5.95% 7/1/21                                                        5,100,000          5,210,619
Bucks County Industrial Development Authority Environmental Improvement Revenue
     (USX Corp. Project) 5.40% 11/1/17                                                                2,250,000          2,413,665
Carbon County Industrial Development Authority Resource Recovery Revenue
     (Panther Creek Partners Project) 6.65% 5/1/10 (AMT)                                              6,760,000          7,107,734
Dauphin County Industrial Development Authority Water Revenue
     (Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17                                1,750,000          2,141,353
Delaware County Industrial Development Authority Water Facilities Revenue
     (Aqua Income Project) Series C 5.00% 2/1/35 (FGIC) (AMT)                                         7,670,000          8,128,283
     (Philadelphia Suburban Water Project) 6.00% 6/1/29 (FGIC) (AMT)                                  3,000,000          3,186,780
Indiana County Industrial Development Authority Pollution Control Revenue
     (PSE&G Power Project) 5.85% 6/1/27 (AMT)                                                         3,000,000          3,193,320
Luzerne County Industrial Development Authority Water Facilities Revenue
     (American Water Co. Project) Series A 5.10% 9/1/34 (AMBAC) (AMT)                                15,000,000         15,950,849
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
     (Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)                                            10,000,000         11,683,400
                                                                                                                        __________

                                                                                                                        72,558,623
                                                                                                                        __________

Education Revenue Bonds - 17.07%
Allegheny County Higher Education Building Authority Revenue
     (Carnegie Mellon University Project) 5.25% 3/1/32                                                1,900,000          2,023,899
     (Chatham College Project)
     Series A 5.85%3/1/22                                                                               650,000            697,665
     Series A 5.95% 3/1/32                                                                            1,000,000          1,068,770
     Series B 5.75% 11/15/35                                                                          4,000,000          4,286,720
Delaware County Authority College Revenue
     (Eastern College Project) Series B
     5.50% 10/1/19                                                                                    4,175,000          4,316,741
     5.50% 10/1/24                                                                                    2,850,000          2,939,832
     (Haverford College Project) 5.75% 11/15/29                                                       1,875,000          2,030,063
Erie Higher Education Building Authority College Revenue
     (Mercyhurst College Project) Series B 5.00% 3/15/23                                                750,000            772,568
Lancaster Higher Education Authority College Revenue (Franklin & Marshall College) 5.00% 4/15/23      6,390,000          6,861,902
Lehigh County General Purpose Authority Revenue
     (Desales University Project) 5.125% 12/15/23 (RADIAN)                                            5,000,000          5,259,400
Lycoming County Authority College Revenue
     (Pennsylvania College of Technology Project) 5.375% 7/1/30 (AMBAC)                               5,000,000          5,305,000
Pennsylvania Economic Development Financing Authority School Revenue
     (Germantown Friends School Project) 5.35% 8/15/31                                                2,820,000          2,978,879
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
     (Drexel University Project) Series A
     5.20% 5/1/29                                                                                     1,500,000          1,584,675
     5.20% 5/1/32                                                                                     1,000,000          1,055,270
     (Lafayette College Project) 6.00% 5/1/30                                                         2,500,000          2,685,500
     (Philadelphia University Project)                                                                1,665,000          1,731,400
     5.00% 6/1/35
     6.00% 6/1/29 (RADIAN)                                                                            1,800,000          1,923,552
     (Thomas Jefferson University Project)
     5.00% 1/1/29                                                                                     5,000,000          5,246,900
     Series B 4.125% 9/1/26                                                                           2,600,000          2,533,024
     Series B 5.25% 9/1/17                                                                            1,500,000          1,691,310
     (Trustees University) Series C 5.00% 7/15/38                                                     5,000,000          5,352,050
     (Ursinus College) 5.125% 1/1/33 (RADIAN)                                                         2,000,000          2,110,700
     (Widener University) 5.00% 7/15/39                                                               7,915,000          8,236,269

Pennsylvania State Public School Building Authority Revenue
     (Lehigh Career & Technical Institute Project) 5.125% 10/1/28 (FGIC)                              2,800,000          2,987,040
Philadelphia Hospitals & Higher Educational Facilities Authority Revenue
     (Chestnut Hill College Project) 6.00% 10/1/29                                                    4,360,000          4,485,524
Philadelphia Redevelopment Authority Revenue
     (Beech Student Housing Complex Project)                                                          1,500,000          1,604,880
     5.50% 7/1/35 (ACA)
     5.625% 7/1/28 (ACA)                                                                              1,000,000          1,081,930
Swarthmore Borough Authority College Revenue (Swarthmore College Project)
     5.00% 9/15/31                                                                                   15,000,000         15,733,949
     Series A 4.125% 9/15/26                                                                            795,000            789,642
                                                                                                                           _______

                                                                                                                        99,375,054
                                                                                                                        __________

Electric Revenue Bonds - 0.35%
^Philadelphia Gas Works Revenue Capital Appreciation Series C 6.884% 1/1/12 (AMBAC)                   2,500,000          2,022,000
                                                                                                                         _________

                                                                                                                         2,022,000
                                                                                                                         _________

Escrowed to Maturity Bonds - 7.20%
Delaware County Authority Health Facilities Revenue (Mercy Health Corp. Project) 6.00% 12/15/26       3,500,000          3,576,965
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
     (University of the Arts Project) 5.20% 3/15/25 (RADIAN)                                          4,490,000          5,125,335
Philadelphia Authority for Industrial Development Commercial Revenue
     (Girard Estates Facilities Leasing Project) 5.00% 5/15/27                                        4,500,000          4,524,345
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
     (Presbyterian Medical Center Project) 6.65% 12/1/19                                             13,000,000         15,960,100
Pittsburgh Water & Sewer Authority Revenue (Crossover Refunding Projects) 7.25% 9/1/14 (FGIC)         7,665,000          8,785,240
Southcentral General Authority Revenue (Welllspan Health Obligated Project) 5.625% 5/15/26            3,610,000          3,934,683
                                                                                                                         _________

                                                                                                                        41,906,668
                                                                                                                        __________

Health Care Revenue Bonds - 14.28%
Allegheny County Hospital Development Authority Revenue
     (Ohio Valley General Hospital Project) Series A 5.125% 4/1/35                                    1,750,000          1,826,825
Berks County Municipal Authority Revenue
     (Health Care Reading Hospital Pooled Financing Project) 5.00% 3/1/28                            11,750,000         12,026,712
Chester County Health & Educational Facilities Authority Revenue
     (Jefferson Health Systems Project) Series B 5.375% 5/15/27                                      14,270,000         14,682,830
Lancaster County Hospital Authority Revenue Health Center
     (Willow Valley Retirement Project) 5.875% 6/1/31                                                 2,100,000          2,247,945
Lancaster County Hospital Revenue (General Hospital Project) 5.50% 3/15/26                            3,000,000          3,232,770
Monroe County Hospital Authority Revenue (Pocono Medical Center Project) 6.00% 1/1/43                 6,710,000          7,321,013
Montgomery County Higher Education & Health Authority Revenue
     (Abington Memorial Hospital) Series A 5.125% 6/1/32                                              6,500,000          6,833,385
     (Catholic Health East) Series C 5.50% 11/15/24                                                   1,150,000          1,255,513
Montgomery County Industrial Development Authority Revenue
     (Foulkeways at Gwynedd Project) Series A
     5.00% 12/1/24                                                                                    1,000,000          1,042,240
     5.00% 12/1/30                                                                                    1,500,000          1,559,820
Mount Lebanon Hospital Authority Revenue (St. Clair Memorial Hospital Project)
     Series A 5.625% 7/1/32                                                                           4,500,000          4,838,175
Pennsylvania Economic Development Financing Authority Revenue
     (Dr. Gertrude A. Barber Center, Inc. Project) 5.90% 12/1/30 (RADIAN)                             2,250,000          2,415,195
Pennsylvania State Higher Educational Facilities Authority Revenue
     (UPMC Health Systems Project) Series A 6.00% 1/15/31                                            10,000,000         10,921,800
Philadelphia Authority for Industrial Development Revenue
     (Germantown Senior Living Presbyterian Homes Project) Series A 5.625% 7/1/35                     2,295,000          2,420,514
St. Mary Hospital Authority Health System Revenue (Catholic Health East) Series B 5.375% 11/15/34     9,750,000         10,489,343
                                                                                                                        __________

                                                                                                                        83,114,080
                                                                                                                        __________

Housing Revenue Bonds - 2.48%
Allegheny County Residential Finance Authority Single Family Mortgage Revenue
     Series KK-2 5.40% 5/1/26 (GNMA) (AMT)                                                            2,540,000          2,636,952
     Series II-2 5.90% 11/1/32 (GNMA) (AMT)                                                             810,000            845,948
Pennsylvania Housing Finance Agency Single Family Mortgage
     Series 66A 5.65% 4/1/29 (AMT)                                                                      415,000            419,594
     Series 72A 5.35% 10/1/31 (AMT)                                                                   5,190,000          5,343,312
     Series 94-A 5.15% 10/1/37 (AMT)                                                                  5,000,000          5,220,400
                                                                                                                        __________

                                                                                                                        14,466,206
                                                                                                                        __________

Lease Revenue Bonds - 4.70%
Allegheny County Industrial Development Authority Lease Revenue
     (Residential Resource Inc. Project)
     5.10% 9/1/26                                                                                     1,370,000          1,424,334
     5.125% 9/1/31                                                                                    1,515,000          1,577,191

Pennsylvania State Public School Building Authority Revenue
     (Lehigh Career & Technical Institute Project) 5.25% 10/1/32 (FGIC)                               2,140,000          2,302,554
Philadelphia Authority for Industrial Development Lease Revenue Series B 5.25% 10/1/30 (FSA)          4,510,000          4,810,095
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I 5.25% 7/1/33         16,000,000         17,259,041
                                                                                                                        __________

                                                                                                                        27,373,215
                                                                                                                        __________

Local General Obligation Bonds - 6.38%
Abington School District Series A 5.00% 4/1/29 (FSA)                                                  3,085,000          3,323,285
Allegheny County Redevelopment Authority Tax Increment Revenue
     (Waterfront Project) Series B
     6.00% 12/15/10                                                                                     600,000            623,718
     6.40% 12/15/18                                                                                   1,500,000          1,636,185
Bucks County Industrial Development Authority Multi-Family County-Guaranteed
     (New Hope Manor Project) Series A                                                                1,265,000          1,317,118
     5.40% 3/1/22 (AMT)
     5.50% 3/1/41 (AMT)                                                                               5,340,000          5,526,847
Canon McMillan School District Series B 5.25% 12/1/34 (FGIC)                                          3,580,000          3,850,326
Catasauqua Area School District 5.00% 2/15/36 (FSA)                                                   6,825,000          7,348,751
Greater Johnstown School District Series C 5.125% 8/1/25 (MBIA)                                       7,490,000          7,914,308
Lancaster County Series A 5.00% 11/1/27 (FGIC)                                                        2,000,000          2,107,480
Montgomery County Series C 4.25% 12/15/31                                                             3,500,000          3,494,575
                                                                                                                         _________

                                                                                                                        37,142,593
                                                                                                                        __________

$ Pre-Refunded Bonds - 10.40%
Erie Water Authority Revenue Series A 5.125% 12/1/25-11 (MBIA)                                        4,000,000          4,291,200
Harrisburg Authority Office & Parking Revenue Series A 6.00% 5/1/19-08                                7,500,000          7,757,700
Lancaster Industrial Development Authority Revenue (Garden Spot Village Project)
     Series A 7.625% 5/1/31-10                                                                        1,650,000          1,874,994
McGuffey School District 5.125% 8/1/31-11 (FGIC)                                                      2,000,000          2,138,340
Norwin School District 6.00% 4/1/30-10 (FGIC)                                                         2,000,000          2,151,140
Pennsylvania State Higher Education Assistance Agency Capital Acquisition
     5.875% 12/15/30-10 (MBIA)                                                                        7,385,000          8,036,209
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
     (Drexel University Project) 6.00% 5/1/29-09                                                      3,000,000          3,171,360
     (Ursinus College Project) 5.90% 1/1/27-07                                                        1,000,000          1,021,880
Pennsylvania State Turnpike Commission Series F 5.00% 7/15/41-11 (AMBAC)                              1,600,000          1,713,456
Philadelphia Authority for Industrial Development Revenues
     (Stapeley Hall Germantown Continuing Care Community Project) 6.60% 1/1/16-07                     5,250,000          5,314,838
Southcentral General Authority Revenue (Welllspan Health Obligated Project)
     5.625% 5/15/26-11                                                                               16,390,000         17,910,173
West Cornwall Township Municipal Authority Revenue
     (Elizabethtown College Project) 6.00% 12/15/27-11                                                1,615,000          1,791,826
Westmoreland County Municipal Authority Service Revenue 5.25% 8/15/28-15 (FSA)                        3,000,000          3,365,880
                                                                                                                         _________

                                                                                                                        60,538,996
                                                                                                                        __________

Special Tax Revenue Bonds - 0.76%
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series B 5.00% 7/1/46             4,200,000          4,447,128
                                                                                                                         _________

                                                                                                                         4,447,128
                                                                                                                         _________

Transportation Revenue Bonds - 10.65%
Allegheny County Airport Revenue (Pittsburgh International Airport Project) Series A
     5.75% 1/1/14 (MBIA) (AMT)                                                                        6,910,000          7,712,666
Delaware River Port Authority (Pennsylvania and New Jersey Port District Project) Series B
     5.70% 1/1/21 (FSA)                                                                               8,560,000          9,079,078
Delaware River Toll Bridge 5.00% 7/1/28                                                               3,000,000          3,157,020
Erie, Western Pennsylvania Port Authority General Revenue 6.25% 6/15/10 (AMT)                         1,115,000          1,143,890
Lehigh Northampton Airport Authority Revenue (Lehigh Valley Airport Project) Series A
     6.00% 5/15/25 (MBIA) (AMT)                                                                       1,525,000          1,629,432
     6.00% 5/15/30 (MBIA) (AMT)                                                                       2,700,000          2,884,896
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
     (Amtrak Project) Series A 6.375% 11/1/41 (AMT)                                                   5,000,000          5,391,950
Pennsylvania Economic Development Financing Authority Revenue
     (30th Street Station Garage Project) 5.875% 6/1/33 (ACA) (AMT)                                   4,500,000          4,911,750
Pennsylvania State Turnpike Commission Revenue
     Series A 5.00% 12/1/34 (AMBAC)                                                                   8,000,000          8,631,360
     Series R 5.00% 12/1/30 (AMBAC)                                                                   2,500,000          2,648,000
Philadelphia Authority for Industrial Development Revenue
     (Sub-Air Cargo Project) Series A 7.50% 1/1/25 (AMT)                                              2,500,000          2,755,525
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
     Series G 5.00% 7/1/33                                                                            3,000,000          3,137,610
     Series G 5.00% 7/1/42                                                                            5,000,000          5,214,750
     Series J 5.00% 7/1/34                                                                            3,550,000          3,732,754
                                                                                                                         _________

                                                                                                                        62,030,681
                                                                                                                        __________

Water & Sewer Revenue Bonds - 15.41%
Allegheny County Sanitation Authority Sewer Revenue Series A 5.00% 12/1/30 (MBIA)                     2,500,000          2,686,475
& First Albany Corp. Municipal Trusts 5.25% 12/15/14 (AMBAC)                                         62,000,000         68,782,025
Philadelphia Water & Waste Revenue Series A 5.00% 7/1/35 (FSA)                                        7,130,000          7,635,588
Pittsburgh Water & Sewer Authority Revenue First Lien 5.125% 12/1/31 (AMBAC)                         10,000,000         10,611,600
                                                                                                                        __________

                                                                                                                        89,715,688
                                                                                                                        __________

Total Municipal Bonds (cost $546,886,447)                                                                              594,690,932
                                                                                                                       ___________

Short-Term Investments - 0.50%

~ Variable Rate Demand Notes - 0.50%
Pennsylvania State Turnpike Commission Revenue Series B 3.47% 12/1/22 (AMBAC)                         2,900,000          2,900,000
                                                                                                                         _________

Total Short-Term Investments (cost $2,900,000)                                                                           2,900,000
                                                                                                                         _________

Total Market Value of Securities - 102.64%
     (cost $549,786,447)                                                                                               597,590,932
Liabilities Net of Receivables and Other Assets (See Notes) - (2.64%)!                                                 (15,334,529)
                                                                                                                       ___________

Net Assets Applicable to 71,191,037 Shares Outstanding - 100.00%                                                      $582,256,403
                                                                                                                      ____________

& Security held in a trust in connection with Inverse Floater security $46,500,000, 5.47%, 12/15/14. See Note 3 in "Notes."

^ Zero coupon security. The rate shown is the yield at the time of purchase.

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

~ Variable rate security. The interest rate shown is the rate as of November 30, 2006.

! Includes $15,500,000 in liability for Inverse Floater program. See Note 3 in "Notes."


Summary of Abbreviations:

ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group State Tax-Free Income Trust - Delaware Tax-Free Pennsylvania Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses - Interest and related expenses include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustees' fees from the Fund's participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities and inverse floating rate securities with an aggregate principal amount equal to the principal of the transferred bond. The Fund receives the inverse floating rate securities and cash from the trust in consideration of the conveyance of the municipal bonds to the trust. The cash received is treated as a liability for accounting purposes. Interest expense is recorded by the Fund based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees' fees expenses are recorded on the accrual basis.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

For the period ended November 30, 2006, the Fund had an average daily liability from the participation in inverse floater programs of $15,500,000 and recorded interest expense at an average rate of 4.14%.

2. Investments

At November 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                  $538,982,257
                                     ____________

Aggregate unrealized appreciation      43,108,675
Aggregate unrealized depreciation               -
                                     ____________

Net unrealized appreciation          $ 43,108,675
                                     ____________

For federal income tax purposes, at February 28, 2006, capital loss carryforwards of $18,994,533 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $9,193,068 expires in 2008, $8,323,306 expires in 2009, $1,161,652 expires in 2010 and
$316,507 expires in 2014.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2.  Controls and Procedures.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: